Investment Strategy	Oct. 28, 2025
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers listed on U.S. and international stock exchanges that meet the criteria for environmental, social and governance (“ESG”) and low carbon investments of the Fund’s subadviser, Magellan Asset Management Limited doing business as Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners”). Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). In selecting investments for the Fund, Magellan Investment Partners reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. Magellan Investment Partners considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, Magellan Investment Partners incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk through the analysis of factors such as carbon emissions intensity and fossil fuel exposure.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that Magellan Investment Partners believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund will generally hold between 20 to 40 companies in its portfolio that meet these criteria. Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. Magellan Investment Partners may reduce this 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion.

Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies. Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (“REITs”) of infrastructure companies. The Fund will concentrate in the infrastructure sector and utilities industry. The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of investment. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy.

The Fund’s subadviser, Magellan Asset Management Limited doing business as Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure companies that Magellan Investment Partners has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. The Fund’s portfolio will typically comprise 70-100 securities.